Assets subject to lien and assets acquired through foreclosures - Collaterals held that can be disposed and resubjected to lien regardless of defaults of counterparties (Details) - KRW (₩)
₩ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Fair value of collateral available to sell or repledge and collateral sold or repledged [Line Items]
Fair values of collaterals	₩ 7,109,933	₩ 10,785,412
Fair values of collaterals were disposed or re-subjected to lien	₩ 0	₩ 0